ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Vessel operating expenses	$ 3,676	$ 6,305
Administrative expenses	1,206	1,330
Interest expense	7,764	10,555
Accrued expenses	$ 12,646	$ 18,190